Goodwill - Summary of Goodwill by classification (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill	¥ 861,583	¥ 532,130	¥ 543,655	¥ 444,933
Advertising and subscription business
Goodwill	656,678	327,754
Transaction services business
Goodwill	105,631	105,131
Digital marketing solutions business
Goodwill	¥ 99,274	¥ 99,245